Warrant Liabilities - Additional Information (Detail) - Warrants [member]				12 Months Ended
	Jan. 17, 2022 $ / shares shares	Nov. 29, 2021 CAD ($) shares	Aug. 13, 2021 $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 29, 2021 USD ($) $ / shares	Aug. 13, 2021 CAD ($)
Disclosure of financial liabilities [line items]
Warrant liability					$ 552,250
Warrant Liability Related To ATB Financial [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares	183,486
Warrants exercise price | $ / shares	$ 5.45
Warrants Maturity	maturing one year from date of issuance
Financial liabilities, at fair value				$ 195,066
2021 Debentures [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares			2,107,787
Warrants exercise price | $ / shares			$ 6.87
Warrants Maturity			August 2024
Financial liabilities, at fair value				1,868,541			$ 5,947,689
Gains on change in fair value of derivatives				4,177,825
US$ equity financing [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares		2,415,000
Warrants exercise price | $ / shares						$ 4.75
Warrants Maturity		mature five years after issuance
Financial liabilities, at fair value		$ 5,302,004		$ 6,106,596		$ 4,158,396